LORD ABBETT MUNICIPAL INCOME TRUST

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

February 5, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Lord Abbett Municipal Income Trust

                                                1933 Act File No. 033-43017

                                                1940 Act File No. 811-06418

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses and the combined Statement of Additional Information contained in Post-Effective No. 36 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on January 28, 2008.

Please contact the undersigned at (201) 827-2676 with any questions you may have.

Sincerely yours,

/s/Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC